Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
	(in thousands)
Current expense:
Federal	$38	$14,714
State	332	2,462
Canadian	100	285
Total	470	17,461

Deferred tax expense (benefit):
Federal	(12)	(1,553)
State	(3)	(390)
Canadian	13	(281)
Total	(2)	(2,224)

Total income tax expense	$468	$15,237

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2014	2013
	(in thousands)
Current deferred tax assets:
Accrued liabilities	$17	$1
Bad debt reserve	-	28
Canadian net operating loss	51	105
Total	$68	$134

Non-current deferred tax assets (liabilities):
Property and equipment	$2	$3
Intangible assets	(440)	(544)
Total	$(438)	$(541)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012	Predecessor 2012
		(in thousands)

Tax (benefit) computed at statutory rate of 35%	$(5,149)	$6,857	$(646)	$2,170
Income not subject to federal taxes	5,274	(4,793)	646	(2,170)
State income taxes, net of federal benefit	326	535	-	-
Tax on conversion of TIR, Inc. to pass through entities	-	12,892	-	-
Other	17	(254)	-	-

Total income tax expense	$468	$15,237	$-	$-